Related Party Transactions - Summary of Financial Statement Impacts of all Transactions with Related Parties (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Revenue	$ 3,162,095	$ 1,777,798
Associate – Roska DBO [member]
Disclosure of transactions between related parties [line items]
Revenue	2,543	1,755
Purchases	0	4
Accounts receivable	$ 12	$ 22